Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements [Abstract]
Fair Value Measurement Of Assets And Liabilities On A Recurring Basis

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3
	(In thousands)
Liabilities
Liabilities associated with interest rate swaps	$54,994	$—	$54,994	$—
Acquisition-related contingent consideration	—	—	—	—

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3
	(In thousands)
Liabilities
Liabilities associated with interest rate swaps	$65,578	$—	$65,578	$—
Acquisition-related contingent consideration	575	—	—	575